Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 20,502	$ 48,152
Restricted Cash and Cash Equivalents	6,120	400
Accounts Receivable, after Allowance for Credit Loss, Current	165,193	161,090
Inventory, Net	95,506	83,569
Regulatory assets	45,430	37,398
Income Taxes Receivable, Current	24,384	23,670
Other Assets, Current	17,842	17,264
Total current assets	374,977	371,543
NON-CURRENT ASSETS:
Property, plant and equipment	6,530,395	6,398,612
Less: Accumulated depreciation	2,643,695	2,414,652
	3,886,700	3,983,960
Construction work in progress	209,584	130,609
Property, Plant and Equipment, Net	4,096,284	4,114,569
OTHER NON-CURRENT ASSETS:
Intangible Assets, Net (Excluding Goodwill)	59,141	64,861
Regulatory assets	392,801	355,614
Total other non-current assets	46,716	22,082
Assets, Noncurrent	498,658	442,557
TOTAL ASSETS	4,969,919	4,928,669
CURRENT LIABILITIES:
Short-term debt	169,907	559,199
Accounts payable	127,089	128,521
Accrued taxes	26,620	22,012
Accrued interest	31,733	35,334
Customer deposits	27,929	34,635
Regulatory liabilities	30,036	52,654
Accrued and other current liabilities	19,453	23,300
Total current liabilities	432,767	882,215
NON-CURRENT LIABILITIES:
Long-term debt	2,556,278	2,092,430
Deferred income tax liabilities	275,714	272,861
Taxes payable	7,458	4,658
Regulatory liabilities	839,360	846,430
Accrued pension and other postretirement benefits	5,334	19,344
Asset retirement obligations	195,236	204,219
Other non-current liabilities	13,785	252
Total non-current liabilities	3,956,380	3,440,194
Liabilities	4,389,147	4,322,409
Common shareholders' equity:
Additional Paid in Capital	588,966	590,784
Accumulated Other Comprehensive Income (Loss), Net of Tax	(43,420)	(19,750)
Accumulated deficit	(24,558)	(24,558)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	520,988	546,476
Cumulative preferred stock of subsidiary	59,784	59,784
Total common shareholders' equity	580,772	606,260
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,969,919	4,928,669
Accounts receivable and unbilled revenue, allowance for doubtful accounts	3,155	921
Derivative Liability, Noncurrent	63,215	0
Derivative Liability, Current	0	26,560
Indianapolis Power And Light Company
CURRENT ASSETS:
Cash and cash equivalents	17,946	42,189
Restricted Cash and Cash Equivalents	5	400
Accounts Receivable, after Allowance for Credit Loss, Current	165,435	161,365
Inventory, Net	95,506	83,569
Regulatory assets	45,430	37,398
Income Taxes Receivable, Current	12,531	23,134
Other Assets, Current	23,944	17,264
Total current assets	360,797	365,319
NON-CURRENT ASSETS:
Property, plant and equipment	6,530,395	6,398,612
Less: Accumulated depreciation	2,643,695	2,414,652
	3,886,700	3,983,960
Construction work in progress	209,584	130,609
Property, Plant and Equipment, Net	4,096,284	4,114,569
OTHER NON-CURRENT ASSETS:
Intangible Assets, Net (Excluding Goodwill)	59,141	64,861
Regulatory assets	392,801	355,614
Total other non-current assets	43,386	18,045
Assets, Noncurrent	495,328	438,520
TOTAL ASSETS	4,952,409	4,918,408
CURRENT LIABILITIES:
Short-term debt	169,907	89,886
Accounts payable	126,772	128,504
Accrued taxes	26,620	22,012
Accrued interest	23,340	23,857
Customer deposits	27,929	34,635
Regulatory liabilities	30,036	52,654
Accrued and other current liabilities	26,653	37,500
Total current liabilities	431,257	389,048
NON-CURRENT LIABILITIES:
Long-term debt	1,685,503	1,691,015
Deferred income tax liabilities	289,799	279,159
Taxes payable	7,458	4,658
Regulatory liabilities	839,360	846,430
Accrued pension and other postretirement benefits	5,334	19,344
Asset retirement obligations	195,236	204,219
Other non-current liabilities	13,785	252
Total non-current liabilities	3,036,475	3,045,077
Liabilities	3,467,732	3,434,125
Common shareholders' equity:
Common Stock, Value, Issued	324,537	324,537
Additional Paid in Capital	664,886	664,719
Accumulated deficit	435,470	435,243
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,424,893	1,424,499
Cumulative preferred stock of subsidiary	59,784	59,784
Total common shareholders' equity	1,484,677	1,484,283
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,952,409	4,918,408
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 3,155	$ 921